Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Brazil [member]
Disclosure of contingent liabilities [line items]
Corporate reorganisation tax assessment	€ 2,032	€ 2,092